RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

(a)	Related parties

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Ming-Chia Huang	Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company
2	Ming-Chao Huang	Director and shareholder of the Company
3	Cetus Sponsor LLC	Shareholder of the Company since July 31, 2024
4	AWinner Limited	Shareholder of the Company since March 24, 2025 and Affiliates of Cetus Sponsor LLC
5	Ms. Ya-Hui	Spouse of Ming-Chia Huang
6	Lu Huang	Shareholder of the Company since July, 2025

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

12. RELATED PARTY TRANSACTIONS-continued

(b) Amounts from related parties

Amounts due from related parties consisted of the following for the periods indicated:

		As of
		December 31,2025	June 30,2026
			(Unaudited)
Related parties	Nature
Cetus Sponsor LLC	Loan to a related party	$72,487	$72,605
AWinner Limited	Loan to a related party	875,000	875,000
Total		$947,487	$947,605

On March 13, 2025, Cetus Sponsor LLC, AWinner Limited, and MKD BVI entered into a debt transfer agreement, pursuant to which the debt of US$875,000 owed to MKD BVI by Cetus Sponsor LLC was transferred to and will be borne by AWinner Limited. Meanwhile, on March 13, 2025, AWinner Limited issued an interest-free promissory note with an amount of US$875,000 to MKD BVI, with the maturity date being December 31, 2026.

(c) Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of
		December 31,2025	June 30,2026
			(Unaudited)
Related parties	Nature
Ming-Chia Huang (1)	Loan from related parties	$1,354,052	$2,965,637
Cetus Sponsor LLC	Loan from related parties	39,000	39,000
AWinner Limited	Loan from related parties	737	737
Ming-Chao Huang (2)	Loan from related parties	504,182	669,672
Lu Huang(4)	Loan from related parties	154,816	159,457
Ming-Chia Huang	Expense paid on behalf the Company	9,311	-
Ming-Chao Huang	Expense paid on behalf the Company	4,651	-
Ms. Ya-Hui	Expense paid on behalf the Company	429	580
Total		$2,067,178	$3,835,083

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

12. RELATED PARTY TRANSACTIONS-continued

(c) Amounts due to related parties-continued

(1)	The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtained loans from him with annual interest rates ranging from 3.5% to 7.0%. During the six months ended June 30, 2026, the Company obtained additional loans from Ming-Chia Huang in the aggregate amount of approximately US$1,649,904, and repaid approximately US$38,319. The balance due to Ming-Chia Huang increased by approximately US$1,611,585, from US$1,354,052 as of December 31, 2025 to US$2,965,637 as of June 30, 2026.

(2)	The Company continuously entered into certain loan arrangements with Ming-Chao Huang and obtained loans from him with an annual interest rate of 6.0%. During the six months ended June 30, 2026, the Company obtained additional loans from Ming-Chao Huang in the aggregate amount of approximately US$206,216, and repaid approximately US$40,726. The balance due to Ming-Chao Huang increased by approximately US$165,490, from US$504,182 as of December 31, 2025 to US$669,672 as of June 30, 2026.

(d) Related party transactions

	For the six months ended June 30,
	2025	2026
	(Unaudited)
Interest expenses of loans from related parties
Ming-Chia Huang	$7,480	$36,096
Ming-Chao Huang	-	5,579
Lu Huang	-	2,976
Proceeds of loans from related parties
Ming-Chao Huang	(395,287)	(179,511)
Ming-Chia Huang	(678,000)	(976,831)
Debt to equity conversion
AWinner Limited	1,110,000	-
Ming-Chia Huang	823,100	-
Ms. Ya-Hui	550,000	-
Repay of loans from related parties
Ming-Chia Huang	-	38,319
Ming-Chao Huang	-	29,476
Repayment of the Convertible Note
Ming-Chia Huang	-	651,716
Repurchase of Pre-Delivery Shares of Convertible Note
Ming-Chia Huang	-	180

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)